Financial Instruments-Derivatives And Hedging	3 Months Ended
Mar. 31, 2012
Financial Instruments-Derivatives And Hedging [Abstract]
Financial Instruments-Derivatives And Hedging

6. FINANCIAL INSTRUMENTS—DERIVATIVES AND HEDGING

January 17, 2012 and February 28, 2012 Secured Convertible Promissory Notes

At the date of issuances of the 2012 Notes, based upon evaluation under applicable ASC No. 815-15 Derivatives and Hedging guidance, the Company determined that the 2012 Notes included a conversion price constituting an embedded derivative. The aggregate fair value of the related derivative liabilities at inception was determined to be $125,000 and $20,240, respectively, and are recorded as "Embedded Derivative Liability on Convertible Note" in the accompanying balance sheet.

More specifically, the Company is subject to the embedded derivative guidance within ASC 815-15 due to the fact that the related contracts are not indexed to its own stock, as specified by ASC No. 815-40, "Derivatives and Hedging-Contracts in Entity's Own Equity", and meet each of the three criteria specified in ASC 815-15-25-1. The derivatives are accounted for and classified as a "Embedded Derivative Liability on Convertible Note" within the liabilities section of the balance sheet. The change in the fair value of the derivatives is reported in the statements of operations and in the "Cash flows from operating activities" section of the statements of cash flows.

January 17, 2012 and February 28, 2012 Warrants

At the date of issuances of the 2012 Notes, based upon evaluation under applicable ASC No. 815 Derivatives and Hedging guidance, the Company determined that the financial instrument constituted derivatives. The aggregate fair value of the derivative liabilities at inception was determined to be $2,954,545, and $480,000, respectively, and are recorded as "Derivative Warrant Liability" in the accompanying balance sheet.

More specifically, the Company is subject to a derivative warrant liability instrument due to the fact that the related contracts are not indexed to its own stock, as specified by ASC No. 815-40, "Derivatives and Hedging-Contracts in entity's Own Equity". The derivatives are accounted for and classified as a "Derivative warrant liability" within the liabilities section of the balance sheet. The change in the fair value of the derivatives is reported in the statements of operations and in the "Cash flows from operating activities" section of the statements of cash flows.

At the January 17, 2012 and February 28, 2012 issuance dates, since the Embedded Derivative Liability in Convertible Note of $125,000 and $20,240, respectively and the fair value balances of the Derivative Warrant Liability of $2,954,545 and $480,000, respectively, exceeded the actual proceeds of $2,940,000 from the secured convertible promissory note host instrument, in the aggregate, the excess difference of $639,785 in total has been reflected as "Interest expense" within the accompanying statement of operations for the quarter ended March 31, 2012. The Company has recorded a debt discount of $2,940,000, which it will amortize over the term of the related debt instrument using the effective interest method.